Retirement Employee Benefits - Summary of Defined Benefit Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Present value of defined benefit obligations	$ 183,125	$ 144,743	$ 120,606	$ 112,980